STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
STATEMENTS OF OPERATIONS
Revenues	$ 0	$ 0	$ 0	$ 0
General and administrative expenses	0	870	0	870	$ 4,870	$ 6,000
Operating expenses
Total operating expenses	0	870	0	870	4,870	6,000
Net loss	$ 0	$ (870)	$ 0	$ (870)	$ (4,870)	$ (6,000)
Basic and diluted net loss per common share	$ 0	$ 0	$ 0	$ 0	$ (0.00)	$ (0.00)
Basic and diluted weighted average common shares outstanding	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000